RELATED PARTY TRANSACTIONS (Details Narrative)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Due from related party		¥ 242,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Due from related party		242,000
Sound treasure limited [member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 167,000	1,160,000
Alex ng [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 20,000	¥ 131,000	$ 20,000	¥ 131,000